LEASES (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Lease Expense
The lease cost was as follows:

	Year ended December 31
	2023	2022	2021
Operating lease cost	2,348	1,628	1,297

Schedule of Supplemental Cash Flow Information Related to Leases
Supplemental cash flow information related to leases was as follows:

	Year ended December 31
	2023	2022	2021
Operating cash flows from operating leases	2,530	1,881	1,328

Schedule of Supplemental Balance Sheet Information Related to Leases
Supplemental balance sheet information related to leases was as follows:

	December 31,
	2023	2022
Operating Leases
Operating lease right-of-use assets	9,698	5,073
Other current liabilities	2,404	1,453
Operating lease liabilities	6,613	3,509
Total operating lease liabilities	9,017	4,962
Weighted Average Remaining Lease Term
Operating leases	2.90 years	4.30 years
Weighted Average Discount Rate
Operating leases	2.00%-7.84%	2.00%-5.80%

Schedule of Maturities of Lease Liabilities
As of December 31, 2023, the maturities of lease liabilities were as follows:

Operating Leases
Year Ending December 31,
2024	2,745
2025	2,491
2026	2,001
2027	1,733
2028 and beyond	902
Total lease payments	9,872
Less imputed interests	(855)
Total	9,017